INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$ 549,352	$ 538,177
Amounts due from investments in unconsolidated affiliates presented within other receivables	120,603	117,069
Amounts due from investments in unconsolidated affiliates presented within other assets	20,239	17,401
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(592,724)	(670,904)
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates presented within trade receivables	12,402	25,066
Amounts due from investments in unconsolidated affiliates presented within other receivables	8,403	9,220
Amounts due from investments in unconsolidated affiliates presented within other assets	10,507	4,138
Amounts due to investments in unconsolidated affiliates presented within accounts payable	$ (11,944)	$ (10,514)